Organization and description of business (Additional Information) (Details)																						1 Months Ended			3 Months Ended	12 Months Ended
	Dec. 23, 2019 USD ($) shares	Sep. 20, 2019 HKD ($) shares	Sep. 20, 2019 USD ($) shares	Apr. 25, 2019 HKD ($) shares	Apr. 25, 2019 USD ($) shares	Mar. 08, 2019 USD ($) $ / shares shares	Feb. 05, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Jun. 26, 2018 USD ($) $ / shares shares	Jun. 07, 2018 USD ($) shares	Mar. 08, 2018 HKD ($) property shares	Mar. 08, 2018 USD ($) property shares	Dec. 22, 2017 HKD ($) shares	Dec. 22, 2017 USD ($) shares	May 10, 2017 USD ($) $ / shares	Apr. 28, 2017 USD ($) shares	Dec. 27, 2016 USD ($)	Feb. 29, 2016 shares	Jan. 19, 2016 $ / shares	Dec. 28, 2015 USD ($) shares	Mar. 12, 2010 shares	Dec. 31, 2016 USD ($)	Mar. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)	Dec. 31, 2018 $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)	Jan. 31, 2020	Sep. 20, 2019 USD ($)	Apr. 25, 2019 USD ($)	Jun. 27, 2018 $ / shares shares	Jun. 25, 2018 USD ($) $ / shares shares	Jun. 07, 2018 HKD ($)	Jun. 07, 2018 USD ($) $ / shares	May 17, 2018 USD ($)	Apr. 18, 2018	Mar. 31, 2018 USD ($)	Dec. 26, 2017 $ / shares	Mar. 28, 2017 $ / shares	Aug. 10, 2016 shares	Aug. 09, 2016 shares	Jan. 18, 2016 $ / shares	Dec. 31, 2014 USD ($)	Dec. 24, 2014	Mar. 14, 2011	Jan. 29, 2008 shares
Common Stock Shares Authorized								500,000,000																	500,000,000	500,000,000	500,000,000					500,000,000	50,000,000								50,000,000	12,500,000
Common Stock, Par or Stated Value Per Share | $ / shares								$ 0.004	$ 0.004										$ 0.004						$ 0.004	$ 0.004	$ 0.004					$ 0.004	$ 0.004										$ 0.001
Amount of increase of common stocks authorized									450,000,000
The amount of increase of preferred stocks authorized									9,000,000
Shares Issued, Price Per Share | $ / shares																																								$ 2.85
Share Capital Authorized Value | $									$ 2,010,000																								$ 201,000
Common Stock, Shares, Outstanding								75,507,300																	75,507,300	80,026,647	75,507,300
Preferred Stock, Shares Authorized								10,000,000																	10,000,000	10,000,000	10,000,000					10,000,000	1,000,000														1,000,000
Preferred Stock, Shares Outstanding								0																	0	0	0
Preferred Stock, Par or Stated Value Per Share | $ / shares								$ 0.001	$ 0.001																$ 0.001	$ 0.001	$ 0.001					$ 0.001	$ 0.001
Consideration | $	$ 64,341,000
Debt Instrument, Interest Rate, Stated Percentage																													8.00%								2.50%
Stock Issued During Period, Value, Acquisitions | $																										$ 5,242,000	$ 8,188,000	$ 4,679,000
Conversion of stock split ratio																			0.25
Victor [Member]
Stock Issued During Period, Shares, Acquisitions	15,992,000
Percentage of new shares issued for business acquisition	19.90%
SGOCO Fujian [Member]
Consideration | $																																												$ 11,000,000
Business Acquisition, Percentage of Voting Interests Acquired																																													100.00%
SGOCO Shenzhen [Member]
Equity Method Investment, Ownership Percentage																																				100.00%
Consideration | $																																				$ 1,000		$ 1,000
Century Skyway Limited
Consideration				$ 99,450,000																						$ 12,750,000					$ 12,750,000			$ 126,126,000	$ 16,200,000
Percentage of ownership to sell in disposal																									51.00%		51.00%
Number of shares to sell				5,100	5,100
Ownership interest transferred																										51.00%
Century Skyway Limited | Ho Pui Lung [Member]
Consideration to be received			$ 12,750,000	$ 99,450,000	$ 12,750,000
Consideration		$ 99,450,000																												$ 12,750,000
Percentage of ownership to sell in disposal		51.00%	51.00%
Number of shares to sell		5,100	5,100
Ownership interest transferred		51.00%	51.00%
Number of shares transferred		5,100	5,100
Giant Financial Services Limited
Payments to Acquire Businesses, Gross | $	$ 21,800,000
Business Combination Consideration Transferred	$64.7
Giant Credit Limited
Payments to Acquire Businesses, Gross													$ 19,600,000	$ 2,400,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares													2,220,283	2,220,283
Stock Issued During Period, Shares, Acquisitions													2,220,283	2,220,283
Business Combination, Consideration Transferred													$ 19,600,000	$ 2,354,000
Shares Issued, Price Per Share | $ / shares																																							$ 1.06
SGO Corporation [Member]
Business Acquisition, Percentage of Voting Interests Acquired																																														100.00%
Paris Sky Limited
Fair value of equity issued in business acquisition | $																																			4,800,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned																																		$ 30,334,590	$ 3,900,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares										3,889,050
Stock Issued During Period, Shares, Acquisitions										3,889,050
Business Combination, Consideration Transferred | $										$ 48,128,000
Shares Issued, Price Per Share | $ / shares																																			$ 1.23
Sale of Stock, Price Per Share | $ / shares																																			$ 1.23
Business Acquisition, Percentage of Voting Interests Acquired																																		100.00%	100.00%
Debt Instrument, Face Amount																																		$ 27,103,410	$ 3,500,000
Debt Instrument, Interest Rate, Stated Percentage																																		8.00%	8.00%
Stock Issued During Period, Value, Acquisitions | $										4,800,000
Paris Sky Limited | Equity Interest In BOCA [Member]
Business Combination, Consideration Transferred | $										23,699,000
Business Acquisition, Percentage of Voting Interests Acquired																																		48.90%	48.90%
Paris Sky Limited | CSL [Member]
Business Combination, Consideration Transferred | $										$ 16,170,000
Business Acquisition, Percentage of Voting Interests Acquired																																		49.00%	49.00%
Century Skyway Limited
Payments to Acquire Businesses, Gross | $															$ 32,600,000	$ 32,600,000						$ 32,000,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares																1,500,000
Stock Issued During Period, Shares, Acquisitions		5,100	5,100
Business Combination, Consideration Transferred		$ 99,450,000	$ 12,750,000												$ 34,925,000		$ 35,000,000
Shares Issued, Price Per Share | $ / shares															$ 1.55
Equity Method Investment, Ownership Percentage		51.00%																												51.00%				51.00%	51.00%
Century Skyway Limited | Ho Pui Lung [Member]
Number of shares to sell				5,100	5,100
Boca International Limited
Payments to Acquire Businesses, Gross | $																				$ 52,000,000			$ 52,000,000	$ 52,000,000
Stock Issued During Period, Shares, Acquisitions																		1,162,305		3,400,000			1,162,305
Business Combination, Consideration Transferred | $																							$ 56,080,000
Shares Issued, Price Per Share | $ / shares																							$ 3.51
Percentage of new shares issued for business acquisition																				19.90%
Equity Method Investment, Ownership Percentage																																		51.10%	51.10%
Business Acquisition, Percentage of Voting Interests Acquired																				100.00%			100.00%
Percentage reducing electricity consumption																				50.00%
Eleven Hau Fook Street Limited
Payments to Acquire Businesses, Gross											$ 26,100,000	$ 3,400,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares											2,935,222	2,935,222
Number of properties owned | property											2	2
Vision Lane Limited
Payments to Acquire Businesses, Gross | $							$ 7,500,000	$ 6,400,000
Stock Issued During Period, Shares, Acquisitions						4,519,347	4,519,347
Business Combination, Consideration Transferred | $						$ 12,700,000	$ 12,428,000
Shares Issued, Price Per Share | $ / shares						$ 1.16	$ 1.10
Stock Issued During Period, Value, Acquisitions | $							$ 5,200,000
Vision Lane Limited | Paris Sky Limited
Payments to Acquire Businesses, Gross | $							$ 7,500,000
Fair value of equity issued in business acquisition | $						$ 5,200,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares						4,519,347	4,519,347
Business Combination, Consideration Transferred | $						$ 12,700,000	$ 12,428,205
Sale of Stock, Price Per Share | $ / shares						$ 1.16	$ 1.10
Business Acquisition, Percentage of Voting Interests Acquired							100.00%
Honesty Group [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares																					3,575,000
Business Acquisition, Percentage of Voting Interests Acquired																					100.00%